American Century ETF Trust
Statement of Additional Information (SAI) Supplement
Avantis® All Equity Markets ETF
Avantis® All Equity Markets Value ETF
Avantis® All International Core Equity ETF
Avantis® All International Markets Equity ETF
Avantis® All International Markets Value ETF
Avantis® Core Fixed Income ETF
Avantis® Core Municipal Fixed Income ETF
Avantis® Credit ETF
Avantis® Emerging Markets Equity ETF
Avantis® Emerging Markets ex-China Equity ETF
Avantis® Emerging Markets Small Cap Equity ETF
Avantis® Emerging Markets Value ETF
Avantis® Inflation Focused Equity ETF
Avantis® International Equity ETF
Avantis® International Large Cap Value ETF
Avantis® International Small Cap Equity ETF
Avantis® International Small Cap Value ETF
Avantis® Moderate Allocation ETF
Avantis® Real Estate ETF
Avantis® Responsible Emerging Markets Equity ETF
Avantis® Responsible International Equity ETF
Avantis® Responsible U.S. Equity ETF
Avantis® Short-Term Fixed Income ETF
Avantis® Total Equity Markets ETF
Avantis® U.S. Core Equity ETF
Avantis® U.S. Equity ETF
Avantis® U.S. Large Cap Equity ETF
Avantis® U.S. Large Cap Value ETF
Avantis® U.S. Mid Cap Equity ETF
Avantis® U.S. Mid Cap Value ETF
Avantis® U.S. Quality ETF
Avantis® U.S. Small Cap Equity ETF
Avantis® U.S. Small Cap Value ETF

Supplement dated October 12, 2026 ■ SAI dated May 5, 2026

The following is inserted following the third paragraph of the Fundamental Investment Policies section on page 29 of the SAI:
From time to time, changes in market values of a fund’s holdings may cause the fund to passively exceed the limits established by its policy regarding concentration. In reliance on a no-action letter issued by the staff of the SEC, during such a passive exceedance of its concentration policy, a fund may: (1) accept a pro rata creation basket that includes one or more investments in the relevant industry; (2) use cash received in lieu of a creation basket component, where such component represents an investment in the relevant industry, to purchase the component security up to an amount consistent with a pro rata creation basket; or (3) accept a non-pro rata creation basket in which the weighting of the relevant industry is consistent with the weighting that would have applied in a pro rata creation basket.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-99003 2610